Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Income tax
Schedule of composition of income tax benefits

	For the Year
	Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax	3	—	243
Deferred income tax	(585)	(918)	(271)
Total	(582)	(918)	(28)

Schedule of reconciliation of the differences between statutory income tax rate and effective income tax rate

	For the Year
	Ended
	December 31,
	2021	2022	2023
Statutory EIT rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatment	(3.00)%	(10.99)%	(26.63)%
Tax effect of permanent differences	5.87%	9.95%	49.97%
Changes in valuation allowance	(27.58)%	(23.28)%	(48.24)%
Effective income tax rate	0.29%	0.68%	0.10%

Schedule of Effect of Preferential Tax

	For the Year
	Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Tax effect of preferential tax treatment	6,140	14,855	7,210
Basic and diluted loss per share effect	0.01	0.04	0.02

Schedule of deferred tax assets and liabilities

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets
Net operating loss carry-forwards	235,751	244,205
Allowances of credit losses	7,412	7,649
Others	9,318	8,681
Total deferred tax assets	252,481	260,535
Less: Valuation allowance	(252,481)	(260,535)
Total deferred tax assets, net	—	—

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax liabilities
Intangible assets acquired from business combinations	3,644	3,405
Total deferred tax liabilities	3,644	3,405

Schedule of movement of valuation allowance

	For the Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	249,347	229,181	252,481
Additions	69,282	46,643	30,101
Reversals	(89,448)	(23,343)	(22,047)
Balance at end of the year	229,181	252,481	260,535